Short-Term Bank Loans - Schedule of Short-Term Bank Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total short-term bank loan	$ 7,225	$ 7,897
Shanghai Commercial & Savings Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loan	6,389	6,630
Taipei Fubon Bank [Member]
Short-Term Debt [Line Items]
Total short-term bank loan	$ 836	$ 1,267